Accounting Policies - Additional information (Detail) € in Millions	Jan. 01, 2019 EUR (€)
IFRS 16 Leases- Impact of adoption [abstract]
Weighted average incremental borrowing rate applied to lease liabilities	2.47%
Lease Liabilities per IFRS 16 (liabilities)	€ 1,301
Right of use Assets, IFRS 16 (Assets)	€ 1,279